Contract Liabilities - Summary of Grant Funding (Detail) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities - Current	$ 324,131	$ 285,221
Non-current - Contract liabilities - Grant funding		3,000,000	$ 3,000,000
Total		3,324,131	3,285,221
Hardware sales
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities - Current		$ 324,131	$ 285,221